Produced Content, Net	12 Months Ended
Dec. 31, 2024
Disclosure Of Produced Content Net [Abstract]
Produced Content, Net
7.	PRODUCED CONTENT, NET

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
— Predominantly monetized with other content	4,445	5,113	700
— Predominantly monetized on its own	61	21	3

	4,506	5,134	703
In production, less impairment
— Predominantly monetized with other content	7,630	8,099	1,109
— Predominantly monetized on its own	245	255	35

	7,875	8,354	1,144
In development, less impairment
— Predominantly monetized with other content	947	1,158	159
— Predominantly monetized on its own	49	49	7

	996	1,207	166

Total	13,377	14,695	2,013

Amortization expense for produced content predominantly monetized with other content assets of
RMB
4.6 billion,
RMB
5.2 billion and
RMB
5.3 billion (US$720 million) and for produced content predominantly monetized on its own of
RMB
735 million,
RMB
1.1 billion and
RMB
544 million (US$74 million) was recognized as “Cost of revenues” in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, approximately RMB308 million (US$42 million) of accrued participation cost liabilities will be paid during the upcoming operating cycle.
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,586	217
Between 1 and 2 years	849	116
Between 2 and 3 years	655	90